5. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Scheduled maturities of time deposits
(Dollars in thousands)

2017	$86,817
2018	33,184
2019	15,207
2020	5,287
2021 and thereafter	3,518

Total	$144,013